Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Contribution/(Reduction) reflected in contributions to equity	$ 44,189,000	$ 39,463,000
State and foreign net operating loss carryforwards		2,695,000	5,459,000
Valuation allowance		126,000	524,000
Unrecognized tax benefits that would impact effective tax rate		3,900,000
Interest expense (income)		100,000	(600,000)	0
Accrued interest		400,000	300,000
Deferred Tax Assets and Liabilities [Member]
Income Taxes [Line Items]
Contribution/(Reduction) reflected in contributions to equity		13,300,000
Income Taxes Payable [Member]
Income Taxes [Line Items]
Contribution/(Reduction) reflected in contributions to equity		$ (3,500,000)